SCHEDULE OF UNVESTED RESTRICTED STOCK (Details) - Restricted Stock Units (RSUs) [Member] - Successors [Member] - $ / shares	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Unvested, Beginning Balance	2,038,662	1,502,690
Weighted Average Grant Date Fair Value per Share, Unvested, Beginning Balance	$ 7.38	$ 10.25
Number of Restricted Shares, Granted	1,085,085	1,080,905
Weighted Average Grant Date Fair Value per Share, Granted	$ 11.93	$ 4.96
Number of Restricted Shares, Vested and issued	(693,015)	(307,599)
Weighted Average Grant Date Fair Value per Share, Vested and issued	$ 7.39	$ 10.36
Number of Restricted Shares, Forfeited	(38,172)	(31,001)
Weighted Average Grant Date Fair Value per Share, Forfeited	$ 9.43	$ 10.45
Number of Restricted Shares, Unvested, Ending Balance	2,392,560	2,244,995
Weighted Average Grant Date Fair Value per Share, Unvested, Ending Balance	$ 9.39	$ 7.72